Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Interest expense on borrowings	$ 279	$ 1,584	$ 617
Convertible debentures		235
Lease liabilities	6	20	16
Interest Expense	$ 285	$ 1,839	$ 633